Revenues from Contracts with Customers - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Balance of contract liabilities		$ 1,060		$ 1,087
Cash received in advance not recognized as revenue	[1]	377
Revenue recognized		(229)	[1]	$ (132)	$ (211)
Other	[2]	(175)
Loyalty Program Revenues [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation		$ 471
Expected timing of satisfaction of performance obligations		2 years
Remaining performance obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation		$ 589

[1]	Primarily related to Hilton Honors.
[2]	Primarily the result of changes in estimated transaction prices for our performance obligations related to points issued under Hilton Honors, which had no effect on revenues.